Income Tax - Major components of income tax benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current income tax:
Current income tax charge	$ (74,126)	$ (25,715)	$ (15,788)
Adjustments in respect to current income tax of previous years	702	1,276	(361)
Deferred tax:
Benefit relating to origination and reversal of temporary differences	11,422	18,702	30,417
Adjustments in respect to deferred income tax of previous years	351	1,292	(46,333)
Income tax expense	$ (61,651)	$ (4,445)	$ (32,065)